Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” or “CAP” and certain measures of the Company’s financial performance. The Compensation Committee did not consider the CAP measure below in making its compensation decisions for any of the years shown below. The tabular and narrative disclosures provided below are intended to be calculated in a manner consistent with the applicable SEC rules and may reflect reasonable estimates and assumptions where appropriate.
Pay Versus Performance Table
The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation (calculated in the same manner as compensation is calculated for purposes of the Summary Compensation Table) for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“Non-PEO NEOs”), (ii) a measure of compensation referred to as “compensation actually paid” (calculated in accordance with Item 402(v) of Regulation S-K) for our PEO and, as an average, for our other Non-PEO NEOs, and (iii) certain financial performance measures, in each case, for our two most recently completed fiscal years.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($ in thousands)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)
2025	1,193,846	1,193,846	646,042	646,042	135	(66,698)
2024	186,723	186,723	520,958	520,958	265	(4,926)

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rodriguez for 2025 and 2024 in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in column (c) represent the compensation actually paid to Mr. Rodriguez for 2025 and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Because Mr. Rodriguez was compensated only in the form of base salary and bonus, Mr. Rodriguez’s CAP for 2025 and 2024 are the same as the total compensation reported in the Summary Compensation Table for 2025 and 2024, and no adjustments were required.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in 2025 and 2024. The Non-PEO NEOs for 2024 and 2025 were Debra DeFelice and René Santaella.

(4)
The dollar amounts reported in column (e) represent the compensation actually paid to the Non-PEO NEOs for 2025 and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Because the Non-PEO NEOs were compensated only in the form of base salary and bonus, their average CAP for each of 2025 and 2024 was the same as the total compensation reported in the Summary Compensation Table for 2025 and 2024, and no adjustments were required.

(5)
The dollar amounts in column (f) represent the Company’s cumulative total shareholder return (“TSR”) calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The dollar amounts reported in column (g) represent the Company’s net income (loss) attributable to common shareholders, as reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rodriguez for 2025 and 2024 in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in 2025 and 2024. The Non-PEO NEOs for 2024 and 2025 were Debra DeFelice and René Santaella.

PEO Total Compensation Amount	$ 1,193,846	$ 186,723
PEO Actually Paid Compensation Amount	$ 1,193,846	186,723
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the compensation actually paid to Mr. Rodriguez for 2025 and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Because Mr. Rodriguez was compensated only in the form of base salary and bonus, Mr. Rodriguez’s CAP for 2025 and 2024 are the same as the total compensation reported in the Summary Compensation Table for 2025 and 2024, and no adjustments were required.

Non-PEO NEO Average Total Compensation Amount	$ 646,042	520,958
Non-PEO NEO Average Compensation Actually Paid Amount	$ 646,042	520,958
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the compensation actually paid to the Non-PEO NEOs for 2025 and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Because the Non-PEO NEOs were compensated only in the form of base salary and bonus, their average CAP for each of 2025 and 2024 was the same as the total compensation reported in the Summary Compensation Table for 2025 and 2024, and no adjustments were required.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The compensation actually paid to Mr. Rodriguez and the Non-PEO NEOs is not directly aligned with TSR. The TSR on an investment of $100 in our Class A Shares on December 31, 2023, rose to $265 by 2024 year-end, then declined to $135 by 2025 year-end. Over the same period, compensation actually paid to Mr. Rodriguez increased from $186,723 to $1,193,846, and average compensation actually paid to the Non-PEO NEOs increased from $520,958 to $646,042. Because all compensation was paid in the form of base salary and bonus, with no equity-based components, compensation actually paid was not sensitive to changes in stock price performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The compensation actually paid to Mr. Rodriguez and the Non-PEO NEOs is also not directly aligned with net income (loss). The Company reported a net loss of $4,926,000 in 2024 and a significantly larger net loss of $66,698,000 in 2025. Over the same period, compensation actually paid to Mr. Rodriguez increased from $186,723 to $1,193,846, and average compensation actually paid to the Non-PEO NEOs increased from $520,958 to $646,042. Because all compensation was paid in the form of base salary and bonus, compensation actually paid was not tied to the Company’s financial net income (loss), and the increase in compensation actually paid occurred notwithstanding the year-over-year increase in net losses.

Total Shareholder Return Amount	$ 135	$ 265
PEO Name	Mr. Rodriguez	Mr. Rodriguez
Net Income (Loss) Available to Common Stockholders, Basic	$ (66,698,000)	$ (4,926,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0